Cash and restricted cash - Schedule of reconciliation of cash at bank and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]	Dec. 31, 2022	[1]
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 87,118	$ 44,250	$ 80,283
Restricted cash	6,138	5,914	3,810
Cash and restricted cash shown in the consolidated statements of cash flows	$ 93,256	$ 50,164	$ 84,093	$ 130,679

[1]	Restated (refer to Note 2(c))